PRE-OPENING EXPENSES (Tables)	12 Months Ended
Dec. 31, 2016
PRE-OPENING EXPENSES
Schedule of pre-opening expenses incurred during the hotel pre-opening period
	Year Ended December 31,
	2014	2015	2016
Rents	163,155	95,977	67,277
Personnel costs	7,217	5,903	1,560
Others	15,953	8,131	3,010

Total	186,325	110,011	71,847